EARNINGS (LOSS) PER SHARE (Details) - USD ($) $ / shares in Units, $ in Thousands		3 Months Ended		12 Months Ended
		Mar. 31, 2016	Mar. 31, 2015	Dec. 31, 2015	Dec. 31, 2014
Earnings Per Share, Diluted, by Common Class, Including Two Class Method
Net Income (Loss) Attributable to Parent		$ 4,505	$ 5,428
Weighted Average Number of Shares Outstanding, Basic		25,355,064	25,279,226
Incremental Common Shares Attributable to Dilutive Effect of Share-based Payment Arrangements	[1]	283,000	697,000
Incremental Common Shares Attributable to Dilutive Effect of Call Options and Warrants	[2]	0	458,000
Incremental Common Shares Attributable to Dilutive Effect of Nonvested Shares with Forfeitable Dividends		171,000	138,000
Weighted-average shares - diluted		25,809,402	26,572,416
Earnings Per Share, Basic		$ 0.18	$ 0.21
Earnings (loss) per share, Diluted		$ 0.17	$ 0.20
Stock Options
Earnings Per Share, Diluted, by Common Class, Including Two Class Method
Antidilutive Securities Excluded from Computation of Earnings Per Share, Amount		2,000,000	700,000	1,100,000	800,000
CIFC LLC
Earnings Per Share, Diluted, by Common Class, Including Two Class Method
Net Income (Loss) Attributable to Parent				$ 334	$ 8,381
Weighted Average Number of Shares Outstanding, Basic				25,314,696	22,908,846
Incremental Common Shares Attributable to Dilutive Effect of Share-based Payment Arrangements	[3]			590,000	674,000
Incremental Common Shares Attributable to Dilutive Effect of Call Options and Warrants	[4]			311,000	500,000
Incremental Common Shares Attributable to Dilutive Effect of Nonvested Shares with Forfeitable Dividends				198,000	85,000
Weighted-average shares - diluted				26,414,268	24,167,641
Earnings Per Share, Basic				$ 0.01	$ 0.37
Earnings (loss) per share, Diluted				$ 0.01	$ 0.35
CIFC Corp
Earnings Per Share, Diluted, by Common Class, Including Two Class Method
Net Income (Loss) Attributable to Parent				$ 384	$ 8,381
Weighted Average Number of Shares Outstanding, Basic				25,314,696	22,908,846
Incremental Common Shares Attributable to Dilutive Effect of Share-based Payment Arrangements	[3]			590,000	674,000
Incremental Common Shares Attributable to Dilutive Effect of Call Options and Warrants	[4]			311,000	500,000
Incremental Common Shares Attributable to Dilutive Effect of Nonvested Shares with Forfeitable Dividends				198,000	85,000
Weighted-average shares - diluted				26,414,268	24,167,641
Earnings Per Share, Basic				$ 0.02	$ 0.37
Earnings (loss) per share, Diluted				$ 0.01	$ 0.35
Dissenting Shareholders [Member]
Earnings Per Share, Diluted, by Common Class, Including Two Class Method
Weighted Average Number of Shares Outstanding, Basic		23,328,479
Weighted-average shares - diluted		23,783,000
Earnings Per Share, Basic		$ 0.19
Earnings (loss) per share, Diluted		$ 0.19

[1]	For the three months ended March 31, 2016 and 2015, the Company excluded anti-dilutive share options from the calculation of diluted EPS of $2.0 million and of $0.7 million, respectively.
[2]	For the three months ended March 31, 2016, the warrants were anti-dilutive for purposes of EPS. The warrants expire on January 24, 2017 (Note 13).
[3]	For the years ended December 31, 2015 and 2014, the Company excluded anti-dilutive stock options from the calculation of diluted EPS of 1.1 million and of 0.8 million, respectively.
[4]	On September 24, 2015, the term of the warrants was extended to January 24, 2017 (Note 12).